Consolidated Statements of Changes in Equity (Deficit) $ in Thousands, $ in Thousands	MXN ($)	USD ($)	Total MXN ($)	Total USD ($)	Certificates of Contribution “A” MXN ($)	Certificates of Contribution “A” USD ($)	Mexican Government contributions MXN ($)	Mexican Government contributions USD ($)	Legal reserve MXN ($)	Legal reserve USD ($)	Accumulated other comprehensive result Cumulative currency translation effect MXN ($)	Accumulated other comprehensive result Cumulative currency translation effect USD ($)	Accumulated other comprehensive result Actuarial (losses) gains on employee benefits effect MXN ($)	Accumulated other comprehensive result Actuarial (losses) gains on employee benefits effect USD ($)	Accumulated deficit, for the year MXN ($)	Accumulated deficit, for the year USD ($)	Accumulated deficit, from prior years MXN ($)	Accumulated deficit, from prior years USD ($)	Non- controlling interest MXN ($)	Non- controlling interest USD ($)
Beginning balance at Dec. 31, 2021	$ (2,170,000,783)		$ (2,170,129,285)		$ 841,285,576		$ 43,730,591		$ 1,002,130		$ 58,945,725		$ (97,085,239)		$ (294,532,168)		$ (2,723,475,900)		$ 128,502
Transfer to accumulated deficit															294,532,168		(294,532,168)
Increase in Certificates of Contribution "A"	188,306,717		188,306,717		188,306,717
Proceeds from the Fondo Nacional de Infraestructura (FONADIN) grants	23,000,000		23,000,000				23,000,000
Total comprehensive (loss) income	189,871,841		190,288,953								(33,508,515)		123,385,417		100,412,051				(417,112)
Ending Balance at Dec. 31, 2022	(1,768,822,225)		(1,768,533,615)		1,029,592,293		66,730,591		1,002,130		25,437,210		26,300,178		100,412,051		(3,018,008,068)		(288,610)
Transfer to accumulated deficit															(100,412,051)		100,412,051
Increase in Certificates of Contribution "A"	166,615,123		166,615,123		166,615,123
Total comprehensive (loss) income	(50,771,708)		(50,943,679)								(54,116,620)		(4,933,773)		8,106,714				171,971
Ending Balance at Dec. 31, 2023	(1,652,978,810)		(1,652,862,171)		1,196,207,416		66,730,591		1,002,130		(28,679,410)		21,366,405		8,106,714		(2,917,596,017)		(116,639)
Transfer to accumulated deficit															(8,106,714)		8,106,714
Increase in Certificates of Contribution "A"	156,509,050		156,509,050		156,509,050
Total comprehensive (loss) income	(487,305,976)	$ (24,042,768)	(487,148,228)								90,095,800		203,171,826		(780,415,854)				(157,748)
Ending Balance at Dec. 31, 2024	$ (1,983,775,736)	$ (97,875,784)	$ (1,983,501,349)	$ (97,862,246)	$ 1,352,716,466	$ 66,740,499	$ 66,730,591	$ 3,292,363	$ 1,002,130	$ 49,443	$ 61,416,390	$ 3,030,170	$ 224,538,231	$ 11,078,296	$ (780,415,854)	$ (38,504,258)	$ (2,909,489,303)	$ (143,548,759)	$ (274,387)	$ (13,538)